ECONOMIC CONTEXT ON GROUP'S OPERATIONS - US Federal Reserve (Details)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
ECONOMIC CONTEXT ON GROUPS OPERATIONS
Increase Decrease in Federal Reserve for Interest Rate	1.00%	1.00%
Interest rate of 10-year US bond	5.00%
Cabinet formation
ECONOMIC CONTEXT ON GROUPS OPERATIONS
Interest rate of 10-year US bond	4.60%
Maximum
ECONOMIC CONTEXT ON GROUPS OPERATIONS
US Fed reserve	4.50%
Minimum
ECONOMIC CONTEXT ON GROUPS OPERATIONS
US Fed reserve	4.25%